Schedule of Concentration Risk of Total Fleet Gross Accounts Receivable (Detail) - Gross Accounts Receivable - Customer Concentration Risk	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Customer A
Concentration Risk [Line Items]
Percentage of lease rental income	38.70%	37.70%
Customer B
Concentration Risk [Line Items]
Percentage of lease rental income	9.60%	16.70%
Customer C
Concentration Risk [Line Items]
Percentage of lease rental income	11.00%	11.60%
Customer D
Concentration Risk [Line Items]
Percentage of lease rental income	10.70%	2.90%